CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	Hyperfine Common stock Hyperfine Common stock	Hyperfine Common stock	Liminal Common stock Liminal Common stock	Liminal Common stock	Additional Paid-in Capital	Accumulated Deficit	Hyperfine Convertible Preferred Stock	Liminal Convertible Preferred Stock	Total
Balance at the beginning at Dec. 31, 2018							$ 67,211,210
Balance at the beginning (in shares) at Dec. 31, 2018							68,646,000
Balance at the end at Dec. 31, 2019							$ 68,646,000	$ 0	$ 68,646,000
Balance at the end (in shares) at Dec. 31, 2019							67,211,210	0
Balance at the beginning at Dec. 31, 2018					$ 1,546,000	$ (28,627,000)			(27,081,000)
Balance at the beginning (in shares) at Dec. 31, 2018		4,435,136		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income(loss)						(19,415,000)			(19,415,000)
Investment from 4Bionics, LLC					5,700,000				5,700,000
Exercise of stock options					36,000				36,000
Exercise of stock options (in shares)		170,163
Stock-based compensation expense					896,000				896,000
Balance at the end at Dec. 31, 2019	$ 0		$ 0		8,178,000	(48,042,000)			(39,864,000)
Balance at the end (in shares) at Dec. 31, 2019	4,605,299	4,605,299	1,000	1,000
Balance at the end at Sep. 30, 2020							$ 68,646,000	$ 0
Balance at the end (in shares) at Sep. 30, 2020							67,211,210
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income(loss)	$ 0		$ 0		0	(16,565,000)	$ 0	0	(16,565,000)
Investment from 4Bionics, LLC	0		0		500,000	0	0	0	500,000
Exercise of stock options	$ 0		0		64,000	0	0	0	64,000
Exercise of stock options (in shares)	90,341
Stock-based compensation expense	$ 0		0		857,000	0	0	$ 0	857,000
Balance at the end at Sep. 30, 2020	$ 0		$ 0		9,599,000	(64,607,000)			(55,008,000)
Balance at the end (in shares) at Sep. 30, 2020	4,695,640		1,000					0
Balance at the beginning at Dec. 31, 2019							$ 68,646,000	$ 0	68,646,000
Balance at the beginning (in shares) at Dec. 31, 2019							67,211,210	0
Convertible preferred stock
Issuance of Series D convertible preferred stock, net of issuance costs							$ 59,640,000
Issuance of Series D convertible preferred stock, net of issuance costs (in shares)							27,799,648
Balance at the end at Dec. 31, 2020							$ 128,286,000	$ 0	128,286,000
Balance at the end (in shares) at Dec. 31, 2020							95,010,858	0
Balance at the beginning at Dec. 31, 2019	$ 0		$ 0		8,178,000	(48,042,000)			(39,864,000)
Balance at the beginning (in shares) at Dec. 31, 2019	4,605,299	4,605,299	1,000	1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income(loss)						(23,427,000)			(23,427,000)
Investment from 4Bionics, LLC					1,000,000				1,000,000
Exercise of stock options					120,000				120,000
Exercise of stock options (in shares)		206,784
Stock-based compensation expense					1,117,000				1,117,000
Balance at the end at Dec. 31, 2020	$ 0		$ 0		10,415,000	(71,469,000)			(61,054,000)
Balance at the end (in shares) at Dec. 31, 2020	4,812,083	4,812,083	1,000	1,000
Balance at the end at Dec. 31, 2020							$ 128,286,000	$ 0	128,286,000
Balance at the end (in shares) at Dec. 31, 2020							95,010,858	0
Balance at the end at Dec. 31, 2020	$ 0		$ 0		10,415,000	(71,469,000)			(61,054,000)
Balance at the end (in shares) at Dec. 31, 2020	4,812,083	4,812,083	1,000	1,000
Balance at the beginning at Dec. 31, 2020							$ 128,286,000	$ 0	128,286,000
Balance at the beginning (in shares) at Dec. 31, 2020							95,010,858	0
Convertible preferred stock
Issuance of Series D convertible preferred stock, net of issuance costs	$ 0		$ 0		0	0	$ 30,461,000	$ 0	0
Issuance of Series D convertible preferred stock, net of issuance costs (in shares)							14,171,333
Balance at the end at Sep. 30, 2021							$ 158,747,000	$ 9,350,000
Balance at the end (in shares) at Sep. 30, 2021							109,182,191	57,500,000
Balance at the beginning at Dec. 31, 2020	$ 0		$ 0		10,415,000	(71,469,000)			(61,054,000)
Balance at the beginning (in shares) at Dec. 31, 2020	4,812,083	4,812,083	1,000	1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income(loss)	$ 0		$ 0		0	(38,766,000)	$ 0	$ 0	(38,766,000)
Investment from 4Bionics, LLC	0		0		3,516,000	0	0	0	3,516,000
Conversion of Liminal Common stock	0		$ 0		(9,350,000)	0	0	$ 9,350,000	(9,350,000)
Conversion Of Liminal Common Stock (in shares)			1,000
Conversion of Liminal Common stock (in shares)								57,500,000
Exercise of stock options	$ 1,000		$ 0		1,461,000	0	0	$ 0	1,462,000
Exercise of stock options (in shares)	1,690,990
Stock-based compensation expense	$ 0		0		3,131,000	0	0	0	3,131,000
Balance at the end at Sep. 30, 2021	$ 1,000		$ 0		9,173,000	(110,235,000)			(101,061,000)
Balance at the end (in shares) at Sep. 30, 2021	6,503,073		0
Balance at the end at Sep. 30, 2021							$ 158,747,000	$ 9,350,000
Balance at the end (in shares) at Sep. 30, 2021							109,182,191	57,500,000
Balance at the end at Sep. 30, 2021	$ 1,000		$ 0		$ 9,173,000	$ (110,235,000)			$ (101,061,000)
Balance at the end (in shares) at Sep. 30, 2021	6,503,073		0